Subsequent Events (Details)					3 Months Ended	12 Months Ended
	Feb. 14, 2018 USD ($) shares	Feb. 12, 2018 USD ($) item $ / shares shares	Jan. 25, 2018 USD ($)	Jan. 21, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 13, 2018 shares	Feb. 11, 2018 shares	Dec. 31, 2017 $ / shares shares	Feb. 17, 2017 $ / shares
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO | $					$ 469,621,000
Write off of stock issuance costs against equity | $		$ 2,200,000
Restricted stock unit awards issued (in shares)		737,493
Vesting period						2 months	2 months
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					64.70%
Tax savings payable to TRA Holders (as a percent)		85.00%
Tax savings benefit retained (as a percent)		15.00%
Member distributions prior to IPO | $			$ 26,000,000		$ 26,000,000	$ 2,055,000	$ 12,232,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.01
Common stock, shares issued					26,450,000
Common stock, shares outstanding					26,450,000	36,500	36,500		0	36,500
Class A Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)		23,000,000
Common stock, par value | $ / shares		$ 0.01
Share price (in dollars per share) | $ / shares		$ 19.00
Net proceeds from IPO | $		$ 408,000,000
Class A Common Stock | Option
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)	3,450,000
Net proceeds from IPO | $	$ 61,600,000
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)		51,889,772
Common stock, par value | $ / shares		$ 0.01			$ 0.01
Common stock, shares issued					48,440,000
Common stock, shares outstanding					48,440,000				0
Class B Common Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Number of common stock for each unit | item		1
Cactus LLC
Subsidiary, Sale of Stock [Line Items]
Net proceeds from IPO | $		$ 469,600,000
Ownership interest					35.30%
Member distributions prior to IPO | $				$ 26,000,000
Cactus LLC | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Redeem CW Units from certain direct and indirect owners | $		216,400,000
Ownership interest								35.30%
Cactus LLC | IPO | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Redeem CW Units from certain direct and indirect owners | $		8,667,841
Cactus LLC | Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Redeem CW Units from certain direct and indirect owners (in units)	3,450,000
Cactus LLC | Class B Common Stock | Option | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Redeem CW Units from certain direct and indirect owners (in units)	3,450,000
Cactus LLC | Term loan facility
Subsidiary, Sale of Stock [Line Items]
Repayments of debt | $		251,000,000
Cactus LLC | Term loan facility | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Repayments of debt | $		251,000,000
Redeem CW Units from certain direct and indirect owners (in units)	251,000,000
CACTUS INC
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares										$ 0.01	$ 0.01
Common stock, shares issued										1,000,000
CACTUS INC | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Write off of stock issuance costs against equity | $		$ 2,200,000
Number of CW Units acquired with the proceeds from the sale of common stock		23,000,000
Restricted stock unit awards issued (in shares)		700,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								64.70%
Tax savings payable to TRA Holders (as a percent)		85.00%
Tax savings benefit retained (as a percent)		15.00%
CACTUS INC | Subsequent event | Minimum
Subsidiary, Sale of Stock [Line Items]
Vesting period		1 year
CACTUS INC | Subsequent event | Maximum
Subsidiary, Sale of Stock [Line Items]
Vesting period		3 years
CACTUS INC | Option | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Number of CW Units acquired with the proceeds from the sale of common stock	3,450,000
CACTUS INC | Class A Common Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued								26,450,000
Common stock, shares outstanding								26,450,000
CACTUS INC | Class A Common Stock | IPO | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)		23,000,000
Common stock, par value | $ / shares		$ 0.01
Share price (in dollars per share) | $ / shares		$ 19.00
Net proceeds from IPO | $		$ 405,800,000
CACTUS INC | Class A Common Stock | Option | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)	3,450,000
Net proceeds from IPO | $	$ 61,600,000
CACTUS INC | Class B Common Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (shares)		51,747,768
Common stock, par value | $ / shares		$ 0.01
Number of common stock for each unit | item		1
Common stock, shares issued								48,439,772
Common stock, shares outstanding								48,439,772